Summary of Significant Accounting Policies (Details Narrative) - USD ($)	6 Months Ended	9 Months Ended
	Dec. 31, 2024	Sep. 30, 2025	Jun. 30, 2025	Jun. 25, 2024
Cash
COLUMBUS CIRCLE CAPITAL CORP I [Member]
Cash		$ 190,655
Investment maturity days		185 days
Investments held in trust account	$ 0	$ 253,824,027
Federal deposit insurance corporation coverage limit		$ 250,000
Initial business combination or to redeem percentage	100.00%	100.00%
Warrants exercisable		12,852,500
Promissory note from the sponsor payable			300,000	$ 1,155,000
Aggregate of ordinary shares that are subject to forfeiture	1,000,000
COLUMBUS CIRCLE CAPITAL CORP I [Member] | Public Warrants [Member]
Warrants outstanding	$ 0	$ 12,500,000
COLUMBUS CIRCLE CAPITAL CORP I [Member] | Private Placement Warrants [Member]
Warrants outstanding	$ 0	352,500
PROCAP BTC, LLC [Member]
Cash
Allowance for credit loss		$ 0
Escrow balance			$ 1,000,000